Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MATRIX ADVISORS VALUE FUND, INC.
Entity Central Index Key	0000720498
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Matrix Advisors Value Fund
Shareholder Report [Line Items]
Fund Name	Matrix Advisors Value Fund
Class Name	Matrix Advisors Value Fund
Trading Symbol	MAVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matrix Advisors Value Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://matrixadvisorsvaluefund.com/fund-application-and-documents/. You can also request this information by contacting us at 1-800-366-6223.
Additional Information Phone Number	1-800-366-6223
Additional Information Website	https://matrixadvisorsvaluefund.com/fund-application-and-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matrix Advisors Value Fund	$110	0.99%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year (7/1/23-6/30/24), the Matrix Value Fund was up +22.36% versus the S&P 500® Index gain of +24.56% and the Russell 1000® Value gain of +13.03%. For the year, nearly all sectors contributed to the Fund’s strong performance, with the exception of Materials and Health Care. The strongest performing sectors were Consumer Discretionary, Communications Services, Financials and Industrials.
The primary reason the Fund’s performance lagged the S&P 500®’s return over the 12 months was the relative underperformance of its Technology holdings versus the benchmark. The Fund’s Technology holdings were the third-largest contributor to its performance, just not as strong as the benchmark’s. Like last year, the largest Tech companies continued to benefit from the ongoing euphoria about stocks perceived to be beneficiaries of the artificial intelligence wave. MAVFX owned a number of these, but some of the stocks driving that move are highly valued and we would not consider them to be Value stocks. Compared to the Russell Index, however, the Fund outperformed largely because of its higher-weighting in these mega-cap Tech stocks.

Looking forward, we anticipate that the contribution of portfolio results will shift from those sectors that have led performance for the last 18 months to some other sectors. Our Healthcare stocks have solid fundamentals and are at very attractive valuations. Similarly, we think our large positions in Financials has significant additional upside. We are optimistic about the Fund’s positioning and prospects for the balance of 2024 and beyond. The strong fundamentals of our holdings should eventually be reflected in their stock prices.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Matrix Advisors Value Fund	22.36	12.42	8.54
S&P 500 TR	24.56	15.05	12.86
Russell 1000 Value Total Return	13.06	9.01	8.23

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://matrixadvisorsvaluefund.com/fund-application-and-documents/ for more recent performance information.
Net Assets	$ 65,771,499
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 320,790
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$65,771,499
Number of Holdings	32
Net Advisory Fee	$320,790
Portfolio Turnover	20%

Holdings [Text Block]

Top Sectors	(% of net assets)
Information Technology	28.6%
Financials	25.4%
Communication Services	15.8%
Health Care	13.9%
Industrials	8.5%
Consumer Discretionary	6.0%
Consumer Staples	1.5%
Utilities	0.4%
Cash & Other	-0.1%

Top 10 Issuers	(% of net assets)
Microsoft Corp.	8.3%
Alphabet, Inc.	7.9%
Apple, Inc.	5.2%
Amazon.com, Inc.	5.1%
Meta Platforms, Inc.	5.1%
The Goldman Sachs Group, Inc.	4.5%
JPMorgan Chase & Co.	4.5%
QUALCOMM, Inc.	4.1%
Morgan Stanley	4.0%
The Bank Of New York Mellon Corp.	3.6%

Updated Prospectus Web Address	https://matrixadvisorsvaluefund.com/fund-application-and-documents/